UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ________

                                   FORM NPX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                MANGLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

                INVESTMENT COMPANY ACT FILE NUMBER:   81121285

                                   REGISTRANT
                MANGLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
                                123 N. WACKER DR
                                   28TH FLOOR
                               CHICAGO, IL 60606
                                 (312)8816500

                               AGENT FOR SERVICE
                                KIRSTEN GANSCHOW
                                123 N. WACKER DR
                                   28TH FLOOR
                               CHICAGO, IL 60606

                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2009 TO JUNE 30, 2010
                                    ________
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NAME OF ISSUER:                                                                           TPG CREDIT OPPORTUNITIES FUND
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: AUGUST 8, 2009

        PROPOSAL CAST                                                              SPONSOR  MANAGEMENT RECOMMENDATION     VOTE
Election to exchange Class 06 interests  for Class 09a interests and opt out of     Issuer            For             Yes  Opted Out
Designated Investments.


NAME OF ISSUER:                                                                                CERBERUS PARTNERS, L.P.
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: SEPTEMBER 2, 2009

        PROPOSAL CAST                                                             SPONSOR   MANAGEMENT RECOMMENDATION      VOTE
Election to withdraw fully and receive interests in the SPV.                        Issuer             For               Yes  For


NAME OF ISSUER:                                                                                CERBERUS PARTNERS, L.P.
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: SEPTEMBER 2, 2009

        PROPOSAL CAST                                                             SPONSOR   MANAGEMENT RECOMMENDATION      VOTE
        Consent to SPV Management Fee.                                             Issuer               For               Yes  For


NAME OF ISSUER:                                                                      ALTIMA GLOBAL SPECIAL SITUATIONS FUND, L.P.
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: SEPTEMBER 17, 2009

        PROPOSAL CAST                                                             SPONSOR    MANAGEMENT RECOMMENDATION     VOTE
Election to opt out of Special Situation Investments.                              Issuer                For           Yes Opted Out

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NAME OF ISSUER:                                                                           FORTRESS COMMODITIES FUND, L.P.
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: SEPTEMBER 16, 2009

        PROPOSAL CAST                                                             SPONSOR     MANAGEMENT RECOMMENDATION     VOTE
To vote on proposed amendments:  i)The removal of the gate, ii) Changing from a   Issuer                  For           Yes  For All
quarterly incentive fee allocation to an annual incentive fee allocation and
iii) Removal of the Manager's ability to designate certain investments as
Special Situation Investments.


NAME OF ISSUER:                                                                                TONTINE PARTNERS, L.P.
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: APRIL 8, 2010

        PROPOSAL CAST                                                             SPONSOR   MANAGEMENT RECOMMENDATION      VOTE
 Tender Offer from Tontine Partners to repurchase Class Y interest.              Issuer                For             Yes  Tendered
                                                                                                                       all interests


NAME OF ISSUER:                                                                           TONTINE CAPITAL PARTNERS, L.P.
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: APRIL 8, 2010

        PROPOSAL CAST                                                              SPONSOR   MANAGEMENT RECOMMENDATION     VOTE
 Tender Offer from Tontine Partners to repurchase Class Y interest.                Issuer               For             Yes Tendered
                                                                                                                       all interests

NAME OF ISSUER:                                                                             D.E. SHAW OCULUS FUND, LLC
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: 11/12/2009

PROPOSAL CAST                                                                      SPONSOR     MANAGEMENT RECOMMENDATION     VOTE
 Request for Consent to Special Withdrawal Right.                                   Issuer               For                 Yes For


NAME OF ISSUER:     SUTTONBROOK CAPITAL PARTNERS, L.P.
EXCHANGE TICKER/CUSIP:
MEETING DATE:  12/10/2009

        PROPOSAL CAST                                                              SPONSOR     MANAGEMENT RECOMMENDATION     VOTE
  Consent to Amendments in Restated Limited Partnership Agreement.                 Issuer                 For               Yes  For


NAME OF ISSUER:                                                                           TONTINE CAPITAL PARTNERS, L.P.
EXCHANGE TICKER/CUSIP:
MEETING DATE: 12/21/2009

        PROPOSAL CAST                                                              SPONSOR   MANAGEMENT RECOMMENDATION     VOTE
Confirm whether to transfer partner interest to a new portfolio (Tontine Capital
 Partners II)                                                                      Issuer     Keep investment in legacy   Elected to
                                                                                                                          maintain
                                                                                                                          interest
                                                                                                                          in Legacy
                                                                                                                          Fund.


NAME OF ISSUER:                                                                                TONTINE PARTNERS, L.P.
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: 12/21/2009

        PROPOSAL CAST                                                              SPONSOR   MANAGEMENT RECOMMENDATION     VOTE
Confirm whether to transfer partner interest to a new portfolio (Tontine Capital
 partners II)                                                                       Issuer   Keep investment in legacy    Elected to
                                                                                                                          maintain
                                                                                                                          interest
                                                                                                                          in Legacy
                                                                                                                          Fund.

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NAME OF ISSUER:                                                                           STEEL PARTNERS HOLDINGS, L.P.
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: N/A

        PROPOSAL CAST                                                              SPONSOR     MANAGEMENT RECOMMENDATION     VOTE
       Proposal to elect five Directors.                                            Issuer               For               Yes  For


NAME OF ISSUER:                                                                           SUTTONBROOK CAPITAL PARTNERS, L.P.
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: N/A

        PROPOSAL CAST                                                              SPONSOR  MANAGEMENT RECOMMENDATION     VOTE
    Proposal to participate in side pocket.                                        Issuer             For              Approved
                                                                                                                       establishment
                                                                                                                       of side
                                                                                                                       pocket but
                                                                                                                       opted out


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                                    _______

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


ManGlenwood Lexington Associates Portfolio, LLC

/s/ Alicia B. Derrah

Principal Financial Officer

Date:  August 30, 2010